The Funds Annual Report on Form
N-CEN for the fiscal year ended
March 31, 2020 is being filed after
the May 31, 2020 filing deadline in
reliance on Investment Company Act
Release No. 33824 (March 25, 2020)
due to circumstances related to the
effects of COVID-19.  Due to the
effects of COVID-19, (i) the Fund
was unable to obtain valuation and
other information from an underlying
private equity fund investment prior
to the filing deadline, and (ii) market
volatility and dislocation precluded
the Fund from relying on alternative
methods or procedures for
determining the value of such
underlying private equity fund
investment prior to the filing
deadline.  This filing is being made
as soon as was practicable following
the Funds receipt of the necessary
valuation information.